Expense Example - Goldman Sachs ActiveBeta_R US Large Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	9	29	51	115